Employee Benefit Plan (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Percentage of employee contribution matching contribution			50.00%	100.00%	100.00%	50.00%
Percentage of employee contribution			2.00%	3.00%	3.00%	2.00%
Employee contribution amount	$ 166,000	$ 78,000	$ 259,000	$ 178,000	$ 325,000	$ 188,000